Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000127813 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127813 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000127813 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127813 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127813 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127813 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127813 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127813 [Member] | Datadog Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127813 [Member] | Arthur J Gallagher And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127813 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127813 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127813 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127813 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127813 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127813 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000127813 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127813 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127813 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127813 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127813 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127813 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000127813 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000127813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127813 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000127814 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127814 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000127814 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127814 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127814 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127814 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127814 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127814 [Member] | Datadog Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127814 [Member] | Arthur J Gallagher And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127814 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127814 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127814 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127814 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127814 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127814 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000127814 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127814 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127814 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127814 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127814 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127814 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000127814 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000127814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127814 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000215235 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215235 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215235 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215235 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215235 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215235 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215235 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | WEX Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | John Bean Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215235 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000215235 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215235 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000215235 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215235 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000215235 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000215235 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215235 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215235 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000215235 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000215235 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215235 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215236 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215236 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215236 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215236 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215236 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215236 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215236 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | WEX Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | John Bean Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215236 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000215236 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215236 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000215236 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000215236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000215236 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215236 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000215236 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000215236 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215236 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218626 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218626 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218626 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218626 [Member] | Iberdrola S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218626 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218626 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218626 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218626 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218626 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218626 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218626 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000218626 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218626 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218626 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218626 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000218626 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218626 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218626 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218626 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218626 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000218626 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218626 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218626 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218626 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218626 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218626 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000218626 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218626 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218626 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218626 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218626 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218626 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000218626 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218626 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000218625 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218625 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218625 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218625 [Member] | Iberdrola S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218625 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218625 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218625 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218625 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218625 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218625 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218625 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000218625 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218625 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218625 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218625 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000218625 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218625 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218625 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218625 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218625 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000218625 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218625 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218625 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218625 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218625 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218625 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000218625 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218625 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218625 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218625 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218625 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218625 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000218625 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218625 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000243960 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243960 [Member] | Unilever PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243960 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243960 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000243960 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243960 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243960 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243960 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243960 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243960 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000243960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000243960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243960 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000243960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000243960 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000243960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243960 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000243960 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243960 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243961 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243961 [Member] | Unilever PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243961 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243961 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000243961 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243961 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243961 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243961 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243961 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243961 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000243961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000243961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243961 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000243961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000243961 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000243961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243961 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000243961 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243961 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000101539 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000101539 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101539 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101539 [Member] | Ferrari N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000101539 [Member] | ASM International N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101539 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101539 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101539 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000101539 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101539 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101539 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000101539 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000101539 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000101539 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000101539 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000101539 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000101539 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000101539 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101539 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101539 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101539 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000101539 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000101539 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101539 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000101539 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000101539 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101539 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000101539 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101539 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101539 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000101539 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000101539 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104483 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000104483 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104483 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104483 [Member] | Ferrari N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104483 [Member] | ASM International N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104483 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104483 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104483 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104483 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104483 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104483 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000104483 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000104483 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000104483 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000104483 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104483 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104483 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000104483 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104483 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104483 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000104483 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104483 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000104483 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104483 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104483 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104483 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104483 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104483 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000104483 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104483 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000104483 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000104483 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160892 [Member] | Scout24 S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000160892 [Member] | Integral Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160892 [Member] | Exosens SAS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160892 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160892 [Member] | InPost S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160892 [Member] | Money Forward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160892 [Member] | Schibsted A S A Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160892 [Member] | Kyoto Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160892 [Member] | M And A Research Institute Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160892 [Member] | Baltic Classifieds Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160892 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000160892 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160892 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000160892 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000160892 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000160892 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160892 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000160892 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160892 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160892 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000160892 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160892 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000160892 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160892 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000160892 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000160892 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160892 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000160892 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160892 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160892 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000160892 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160892 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000160892 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160892 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160892 [Member] | CYPRUS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000160892 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000160892 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000160892 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160892 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000127811 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000127811 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127811 [Member] | Naspers Ltd N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127811 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127811 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127811 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127811 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127811 [Member] | Jentech Precision Industrial Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127811 [Member] | Bharat Electronics Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127811 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127811 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127811 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000127811 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000127811 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127811 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127811 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127811 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127811 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000127811 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127811 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127811 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000127811 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127811 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127811 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000127811 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127811 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000127811 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000127811 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000127811 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000127811 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127811 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000127812 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000127812 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127812 [Member] | Naspers Ltd N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127812 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127812 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127812 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127812 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127812 [Member] | Jentech Precision Industrial Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127812 [Member] | Bharat Electronics Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127812 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127812 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127812 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000127812 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000127812 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127812 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127812 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127812 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127812 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000127812 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127812 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127812 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000127812 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127812 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127812 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000127812 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127812 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000127812 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000127812 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000127812 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000127812 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127812 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000215234 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000215234 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215234 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215234 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215234 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215234 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215234 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215234 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215234 [Member] | Booz Allen Hamilton Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215234 [Member] | MKS Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215234 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000215234 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215234 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000215234 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000215234 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000215234 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215234 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215234 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000215234 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000215234 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000215234 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215234 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000215233 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000215233 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215233 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215233 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215233 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215233 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215233 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215233 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215233 [Member] | Booz Allen Hamilton Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215233 [Member] | MKS Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215233 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000215233 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215233 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000215233 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000215233 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000215233 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215233 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215233 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000215233 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000215233 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000215233 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215233 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220167 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220167 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220167 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220167 [Member] | UBS Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220167 [Member] | Muenchener Rueckversicherungs Gesellschaft A G in Muenchen [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220167 [Member] | D ieteren Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220167 [Member] | Puig Brands S A Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220167 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220167 [Member] | Deutsche Telekom A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220167 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220167 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000220167 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220167 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220167 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000220167 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220167 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220167 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220167 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220167 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220167 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220167 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000220167 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220167 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220167 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000220167 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220167 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220167 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220167 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220167 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220167 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220167 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000220167 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220167 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000220167 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220167 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220168 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220168 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220168 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220168 [Member] | UBS Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220168 [Member] | Muenchener Rueckversicherungs Gesellschaft A G in Muenchen [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220168 [Member] | D ieteren Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220168 [Member] | Puig Brands S A Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220168 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220168 [Member] | Deutsche Telekom A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220168 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220168 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000220168 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220168 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220168 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000220168 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220168 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220168 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220168 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220168 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220168 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220168 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000220168 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220168 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220168 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000220168 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220168 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220168 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220168 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220168 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220168 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220168 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000220168 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220168 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000220168 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220168 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238735 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000238735 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238735 [Member] | InPost S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238735 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238735 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238735 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238735 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238735 [Member] | Bupa Arabia for Cooperative Insurance Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238735 [Member] | Aldrees Petroleum and Transport Services Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238735 [Member] | Coupang Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238735 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238735 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238735 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000238735 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000238735 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238735 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238735 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000238735 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000238735 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238735 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238735 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000238735 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238735 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238735 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238735 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238735 [Member] | CYPRUS
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238735 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000238735 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000238735 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238735 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238736 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000238736 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238736 [Member] | InPost S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238736 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238736 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238736 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238736 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238736 [Member] | Bupa Arabia for Cooperative Insurance Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238736 [Member] | Aldrees Petroleum and Transport Services Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238736 [Member] | Coupang Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238736 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238736 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238736 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000238736 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000238736 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238736 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238736 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000238736 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000238736 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238736 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238736 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000238736 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238736 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238736 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238736 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238736 [Member] | CYPRUS
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238736 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000238736 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000238736 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238736 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237215 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237215 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237215 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237215 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237215 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237215 [Member] | Booz Allen Hamilton Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237215 [Member] | CDW Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237215 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237215 [Member] | PTC Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237215 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237215 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237215 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237215 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000237215 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237215 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000237215 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000237215 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237215 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000237215 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000237215 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237215 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237216 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237216 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237216 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237216 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237216 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237216 [Member] | Booz Allen Hamilton Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237216 [Member] | CDW Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237216 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237216 [Member] | PTC Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237216 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237216 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237216 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000237216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000237216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000237216 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000237216 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000237216 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237216 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218622 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218622 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000218622 [Member] | Prosus N V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000218622 [Member] | Shenzhou International Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218622 [Member] | Fuyao Glass Industry Group Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218622 [Member] | Kweichow Moutai Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218622 [Member] | Warom Technology Inc Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218622 [Member] | Qingdao Haier Biomedical Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218622 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218622 [Member] | NARI Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218622 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000218622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218622 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218622 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	74.20%
C000218622 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000218622 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000218622 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218621 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218621 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000218621 [Member] | Prosus N V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000218621 [Member] | Shenzhou International Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218621 [Member] | Fuyao Glass Industry Group Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218621 [Member] | Kweichow Moutai Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218621 [Member] | Warom Technology Inc Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218621 [Member] | Qingdao Haier Biomedical Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218621 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218621 [Member] | NARI Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218621 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000218621 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218621 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218621 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	74.20%
C000218621 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000218621 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000218621 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218624 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218624 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218624 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218624 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218624 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218624 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218624 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218624 [Member] | Bid Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218624 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218624 [Member] | TOTVS S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218624 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218624 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218624 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000218624 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218624 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218624 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000218624 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218624 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218624 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000218624 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218624 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218624 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218624 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218624 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218624 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218624 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000218624 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218624 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218624 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218624 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218624 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000218624 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000218624 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218623 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218623 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218623 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218623 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218623 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218623 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218623 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218623 [Member] | Bid Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218623 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218623 [Member] | TOTVS S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218623 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218623 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218623 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000218623 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218623 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218623 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000218623 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218623 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218623 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000218623 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218623 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218623 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218623 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218623 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218623 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218623 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000218623 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218623 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218623 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218623 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218623 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000218623 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000218623 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225977 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225977 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225977 [Member] | ASM International N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225977 [Member] | Scout24 S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225977 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225977 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225977 [Member] | D ieteren Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225977 [Member] | Puig Brands S A Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225977 [Member] | Saab A B Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225977 [Member] | Elastic N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225977 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000225977 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225977 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225977 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000225977 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225977 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225977 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000225977 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225977 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225977 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225977 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225977 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225977 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225977 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225977 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225977 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225977 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225977 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225977 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225977 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225977 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225977 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225977 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225977 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225977 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000225977 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225977 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225977 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225976 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225976 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225976 [Member] | ASM International N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225976 [Member] | Scout24 S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225976 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225976 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225976 [Member] | D ieteren Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225976 [Member] | Puig Brands S A Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225976 [Member] | Saab A B Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225976 [Member] | Elastic N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225976 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000225976 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225976 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225976 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000225976 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225976 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225976 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000225976 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225976 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225976 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225976 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225976 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225976 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225976 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225976 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225976 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225976 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225976 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225976 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225976 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225976 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225976 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225976 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225976 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225976 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000225976 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225976 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225976 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%